02.28 VIP Disciplined Small Cap Portfolio Initial, Service, Service 2 PRO-03 | Disciplined Small Cap Portfolio
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Disciplined Small Cap Portfolio} - 02.28 VIP Disciplined Small Cap Portfolio Initial, Service, Service 2 PRO-03 - Disciplined Small Cap Portfolio		VIP Disciplined Small Cap Portfolio-Initial VIP	VIP Disciplined Small Cap Portfolio-Service VIP	VIP Disciplined Small Cap Portfolio-Service 2 VIP
Management fee	[1]	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) fees		none	0.10%	0.25%
Other expenses		0.16%	0.16%	0.16%
Total annual operating expenses		0.61%	0.71%	0.86%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Disciplined Small Cap Portfolio} - 02.28 VIP Disciplined Small Cap Portfolio Initial, Service, Service 2 PRO-03 - Disciplined Small Cap Portfolio - USD ($)	VIP Disciplined Small Cap Portfolio-Initial VIP	VIP Disciplined Small Cap Portfolio-Service VIP	VIP Disciplined Small Cap Portfolio-Service 2 VIP
1 year	$ 62	$ 73	$ 88
3 years	195	227	274
5 years	340	395	477
10 years	$ 762	$ 883	$ 1,061